Investments in Associates - Summary of Aggregate Financial Information of Associates (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of associates [Line Items]
Share of the associates' profit for the year	¥ 202	¥ 148	¥ 126
Aggregate carrying amount of the Group's interests in the associates	1,654	1,536	¥ 1,543
Associates [member]
Disclosure of associates [Line Items]
Share of the associates' other comprehensive income	10	(1)
Share of the associates' total comprehensive income	¥ 212	¥ 147